NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - SENIOR HEALTH NOTE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Repayments of Notes Payable	$ 144.8	$ 793.6	$ 461.2
Other Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Periodic Payment, Principal	25.0
Repayments of Notes Payable	$ 25.0	$ 25.0	$ 25.0